Short Term Loans (Details) ¥ in Millions					12 Months Ended
	Jul. 04, 2019 USD ($)	Mar. 19, 2019	Jan. 18, 2019	Jan. 18, 2018	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 08, 2021 USD ($)	Jun. 11, 2020 USD ($)	Mar. 19, 2020 USD ($)	Jul. 04, 2019 CNY (¥)
Short Term Loans (Details) [Line Items]
Short term loans, term		On March 19, 2019, the Company borrowed a one-year loan of RMB 25 million (approximately $3,730,000) from BOC, which had an effective annual interest rate of 4.79%.		On January 18, 2018, the Company borrowed a one-year loan of RMB 25 million (approximately $3,890,000) from BOC, bears an annual interest rate of 5.22%.
Short term loans, repaid date		Mar. 17, 2020
Interest expenses					$ 176,422	$ 190,808	$ 404,958
RMB [Member]
Short Term Loans (Details) [Line Items]
Capital lease obligation current								$ 10,000,000	$ 2,123,000	$ 15,000,000
Long term debt current								$ 1,539,000
BOC [Member]
Short Term Loans (Details) [Line Items]
Short term loans, repaid date			Jan. 17, 2019
Short term borrowings										$ 3,623,000
Annual interest rate										4.57%
RMB [Member]
Short Term Loans (Details) [Line Items]
Short-term loans borrowed					5,000,000					$ 25,000,000
Short term borrowings						$ 729,000
Capital lease obligation current					$ 5,000,000
Letter of credit outstanding amount (in Yuan Renminbi) | ¥											¥ 100
Short term debt outstanding amount	$ 15,000,000
LOC [Member]
Short Term Loans (Details) [Line Items]
Annual interest rate						4.35%